Investment Objectives and Goals	Jan. 21, 2026
T-REX 2X LONG APH DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG APH DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of APH. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HSDT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HSDT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HSDT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SLMT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SLMT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SLMT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NAKA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG NAKA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of NAKA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DEFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DEFT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DEFT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NXTT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG NXTT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of NXTT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG FLGC DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FLGC DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FLGC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SRFM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SRFM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SRFM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HIVE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HIVE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HIVE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG STSS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG STSS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of STSS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HOLO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HOLO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HOLO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG UI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG UI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of UI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.